Annual Total Returns[BarChart] - PIMCO StocksPLUS Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.67%	21.07%	32.90%	14.26%	0.16%	12.50%	22.42%	(5.68%)	32.77%	18.48%